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VIA EDGAR


July 28, 2009


Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Variable Annuity Account Five ("Registrant")
     SunAmerica Annuity and Life Assurance Company ("Depositor")
     Seasons Elite Variable Annuity
     File No. 333-137864 and 811-07727


Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus and Statement of Additional Information dated July 27, 2009 for Registrant on behalf of the Seasons Elite Variable Annuity contains no changes from the form of Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 8 under the Securities Act of 1933 and Amendment No. 9 under the Investment Company Act of 1940, respectively, to the above-mentioned Registration Statement filed on Form N-4 with the Securities and Exchange Commission on July 21, 2009, via EDGAR.

Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6195.

Very truly yours,

/s/ Aly Lopez
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Aly Lopez
Contract Analyst II